Staff costs	12 Months Ended
Dec. 31, 2024
Classes of employee benefits expense [abstract]
Staff costs	Staff costs
Accounting for staff costs
Deferred cash and share awards are made to employees to incentivise performance over the period employees provide services. To receive an award, an individual must have provided service over the vesting period and been employed on the scheduled vesting date or be considered an eligible leaver. The expense for deferred cash and share awards is recognised over the period employees’ services contribute to the awards. The Barclays Bank Group considers it appropriate to recognise the expense over the vesting period including the financial year prior to the grant date.
The accounting policies for share-based payments and pensions and other post-retirement benefits are included in Note 29 and Note 30 respectively.

	2024	2023	2022
	£m	£m	£m
Performance costs	1,436	1,308	1,398
Salaries	2,766	2,921	2,637
Social security costs	381	374	352
Post-retirement benefits[1]	329	298	188
Other compensation costs	237	221	205
Total compensation costs[2]	5,149	5,122	4,780

Other resourcing costs
Outsourcing	198	206	259
Redundancy and restructuring	137	176	45
Temporary staff costs	16	22	25
Other	56	65	83
Total other resourcing costs	407	469	412

Total staff costs	5,556	5,591	5,192
Notes
1 Post-retirement benefits charge includes £178m (2023: £180m; 2022: £140m) in respect of defined contribution schemes and £151m (2023: £118m;
2022: £48m) in respect of defined benefit schemes.
2  £324m (2023: £259m; 2022: £197m) of compensation cost was capitalised as internally generated software.